Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Details of Assets Held For Sale and Related Liabilities
Details of assets held for sale as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	2022		2023(*1)
Asset
Cash and cash equivalents(*2)	￦	174	—
Account receivables and other receivables		648	728
Inventories		—	39,054
Other financial assets		—	119,881
Investment in joint ventures(*3)		—	—
Property, plant and equipment(*4)		10,552	149,612
Intangible assets		—	97,372
Others		629	298

	￦	12,003	406,945

Liability
Other payables	￦	5	22,180
Provisions		—	119,710

	￦	5	141,890

(*1)
POSCO Canada Ltd., a subsidiary of the Company, made investment in kind the assets and liabilities of Greenhills Mine and the shares of Elkview Mine Limited Partnership, which were classified as joint operation and financial assets at fair values through profit or loss, respectively, to a newly established partnership by Teck Coal Partnership which is the principal operator and majority shareholder. As a result, the Company recognized
￦
401,804 million of asset held for sale and
￦
141,890 million of liability held for sale.

(*2)	Cash and cash equivalents in the statement of cash flows include cash and cash equivalents that are classified as assets held for sale as of December 31, 2022.
(*3)
During the year ended December 31, 2022, the Company decided to dispose of CSP—Compania Siderurgica do Pecem and recognized full impairment loss of
￦
160,415 million, which is the difference between carrying amount and recoverable amount. The Company reclassified the investment to assets held for sale. Meanwhile, during the year ended December 31, 2023, the Company disposed of CSP—Compania Siderurgica do Pecem, and recognized
￦
103,366 million of loss on disposal of assets held for sale. The loss on disposal of assets held for sale recognized as profit or loss includes
￦
102,470 million, which was reclassified from accumulated other comprehensive loss arising from translating the financial statements of foreign operation.

(*4)
During the past period, the Company decided to dispose Synthetic Natural Gas (SNG) facility for which use was discontinued, and classified as assets held for sale for
￦
10,305 million. Meanwhile, during the year ended December 31, 2023, the Company disposed of the assets held for sale for
￦
9,599 million and reclassified the remaining amount
￦
706 million to property, plant and equipment.